Robinson Alternative Yield Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 91.6%
Special Purpose Acquisition Companies (SPACs) - 91.6%
Adit EdTech Acquisition Corp. (1)	9,454	$91,609
AF Acquisition Corp. - Class A (1)	9,481	91,776
Altitude Acquisition Corp. - Class A (1)	5,382	52,797
Anzu Special Acquisition Corp. I - Class A (1)	9,500	92,007
Atlantic Coastal Acquisition Corp. - Class A (1)	9,482	91,881
Bite Acquisition Corp. (1)	5,466	53,020
BOA Acquisition Corp. - Class A (1)	9,494	91,807
Build Acquisition Corp. - Class A (1)	9,478	91,463
BYTE Acquisition Corp. - Class A (1)	9,615	92,785
Cartesian Growth Corp. - Class A (1)	9,483	91,511
CF Acquisition Corp. VI - Class A (1)	9,452	91,779
Clarim Acquisition Corp. - Class A (1)	9,486	92,014
Crown PropTech Acquisitions - Class A (1)	9,502	92,074
DHB Capital Corp. - Class A (1)	9,459	91,374
Disruptive Acquisition Corp. I - Class A (1)	9,579	92,533
Duddell Street Acquisition Corp. - Class A (1)	5,430	52,671
EJF Acquisition Corp. - Class A (1)	9,478	91,842
Fintech Evolution Acquisition Group (1)	9,495	91,912
Flame Acquisition Corp. - Class A (1)	9,646	93,277
Fusion Acquisition Corp. II - Class A (1)	9,472	91,689
Glass Houses Acquisition Corp. - Class A (1)	5,478	53,027
Global Partner Acquisition Corp. II - Class A (1)	9,463	91,838
Goal Acquisitions Corp. (1)	9,609	93,399
Golden Arrow Merger Corp. - Class A (1)	9,473	91,888
GX Acquisition Corp. II - Class A (1)	9,470	91,670
Healthcare Capital Corp. - Class A (1)	9,525	93,631
Ibere Pharmaceuticals - Class A (1)	5,460	52,798
InterPrivate II Acquisition Corp. - Class A (1)	9,461	94,232
InterPrivate III Financial Partners, Inc. - Class A (1)	9,448	91,646
Kairos Acquisition Corp. - Class A (1)	9,546	92,214
Kismet Acquisition Two Corp. - Class A (1)	5,454	52,849
M3-Brigade Acquisition II Corp. - Class A (1)	4,031	39,020
Marlin Technology Corp. - Class A (1)	9,592	93,138
MCAP Acquisition Corp. - Class A (1)	4,024	39,475
Medicus Sciences Acquisition Corp. - Class A (1)	5,496	52,817
Newbury Street Acquisition Corp. (1)	9,609	92,823
Northern Star Investment Corp. IV - Class A (1)	9,446	92,099
One Equity Partners Open Water I Corp. - Class A (1)	9,492	91,598
Orion Acquisition Corp. - Class A (1)	9,494	94,560
Osiris Acquisition Corp. - Class A (1)	9,520	91,868
Priveterra Acquisition Corp. - Class A (1)	9,497	92,358
Property Solutions Acquisition Corp. II - Class A (1)	9,498	91,656
Provident Acquisition Corp. - Class A (1)	5,442	52,679
Rosecliff Acquisition Corp. I - Class A (1)	9,491	91,968
Ross Acquisition Corp. II - Class A (1)	9,474	91,614
RXR Acquisition Corp. - Class A (1)	9,416	91,759
Science Strategic Acquisition Corp. Alpha - Class A (1)	5,442	53,168
SilverBox Engaged Merger Corp. I - Class A (1)	9,468	91,366
Tailwind International Acquisition Corp. - Class A (1)	5,460	52,935
Tailwind Two Acquisition Corp. - Class A (1)	9,603	93,629
TB SA Acquisition Corp. - Class A (1)	9,490	91,341
Tech and Energy Transition Corp. - Class A (1)	9,474	91,614
TLG Acquisition One Corp. - Class A (1)	9,487	92,119
Twelve Seas Investment Co. II - Class A (1)	9,497	91,741
Z-Work Acquisition Corp. - Class A (1)	9,477	91,548
Total Common Stocks
(Cost $4,575,205)		4,569,906

	Units
Units - 5.6%
Special Purpose Acquisition Companies (SPACs) - 5.6%
Colombier Acquisition Corp. (1)(2)	9,348	92,732
Global Consumer Acquisition Corp. (1)(3)	9,306	92,827
Thunder Bridge Capital Partners IV, Inc. (1)(4)	9,422	93,466
Total Units
(Cost $278,461)		279,025

	Shares
Warrants - 0.9%
Adit EdTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	2,012	1,181
AF Acquisition Corp., Strike Price $11.50, Expires 03/31/2028 (1)	1,338	1,164
Anzu Special Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027 (1)	1,346	1,131
Atlantic Coastal Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,340	1,219
BOA Acquisition Corp., Strike Price $11.50, Expires 02/22/2028 (1)	1,348	1,112
Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023 (1)	1,347	1,199
Cartesian Growth Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,343	1,209
CF Acquisition Corp. VI, Strike Price $11.50, Expires 02/18/2028 (1)	1,008	1,169
Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,344	1,156
Crown PropTech Acquisitions, Strike Price $11.50, Expires 12/31/2027 (1)	1,347	1,236
DHB Capital Corp., Strike Price $11.50, Expires 03/15/2028 (1)	1,341	1,173
EJF Acquisition Corp., Strike Price $11.50, Expires 02/28/2027 (1)	1,343	1,159
Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028 (1)	1,343	1,330
Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027 (1)	1,339	1,165
Global Partner Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027 (1)	673	707
Golden Arrow Merger Corp., Strike Price $11.50, Expires 07/31/2026 (1)	1,347	1,086
GX Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028 (1)	1,342	1,389
InterPrivate II Acquisition Corp., Strike Price $11.50, Expires 12/31/2028 (1)	807	1,053
InterPrivate III Financial Partners, Inc., Strike Price $11.50, Expires 12/31/2027 (1)	804	828
M3-Brigade Acquisition II Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,343	1,464
MCAP Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,341	1,582
Northern Star Investment Corp. IV, Strike Price $11.50, Expires 12/31/2027 (1)	672	790
One Equity Partners Open Water I Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,342	1,329
Orion Acquisition Corp., Strike Price $11.50, Expires 02/19/2026 (1)	1,011	1,092
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028 (1)	2,027	1,480
Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,343	1,585
Property Solutions Acquisition Corp. II, Strike Price $11.50, Expires 03/01/2026 (1)	1,006	1,328
Rosecliff Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027 (1)	1,347	1,185
Ross Acquisition Corp. II, Strike Price $11.50, Expires 02/12/2026 (1)	1,342	1,194
RXR Acquisition Corp., Strike Price $11.50, Expires 03/08/2026 (1)	808	848
SilverBox Engaged Merger Corp. I, Strike Price $11.50, Expires 12/31/2027 (1)	1,338	1,030
TB SA Acquisition Corp., Strike Price $11.50, Expires 03/25/2028 (1)	1,341	1,287
Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,342	1,154
TLG Acquisition One Corp., Strike Price $11.50, Expires 01/25/2028 (1)	1,348	1,040
Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028 (1)	1,347	1,132
Z-Work Acquisition Corp., Strike Price $11.50, Expires 01/04/2026 (1)	1,341	1,207
Total Warrants
(Cost $40,063)		42,393

Short-Term Investments - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 0.026% (5)	96,192	96,192
Total Short-Term Investments
(Cost $96,192)		96,192

Total Investments in Securities - 100.0%
(Cost $4,989,921)		4,987,516
Liabilities in Excess of Other Assets - (0.0)% (6)		(1,444)
Total Net Assets - 100.0%		$4,986,072

Percentages are stated as a percent of net assets.
(1)	Non-income producing security.
(2)	Units consist of 1 share of common stock and 1/3 warrant.
(3)	Units consist of 1 share of common stock and 1/2 warrant.
(4)	Units consist of 1 share of common stock and 1/5 warrant.
(5)	The rate shown is the annualized seven-day effective yield as of July 31, 2021.
(6)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at July 31, 2021 (Unaudited)

Robinson Alternative Yield Pre-Merger SPAC ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$3,415,131	$1,154,775	$–	$4,569,906
Units (1)	–	92,732	186,293	–	279,025
Warrants	–	37,845	4,548	–	42,393
Short-Term Investments	–	96,192	–	–	96,192
Total Investments in Securities	$–	$3,641,900	$1,345,616	$–	$4,987,516

(1) See Schedule of Investment for the industry breakout.